Expense Example - FidelityMunicipalCorePlusBondFund-RetailPRO - FidelityMunicipalCorePlusBondFund-RetailPRO - Fidelity Municipal Core Plus Bond Fund - Fidelity Municipal Core Plus Bond Fund	Apr. 01, 2025 USD ($)
Expense Example:
1 year	$ 31
3 years	163
5 years	313
10 years	$ 749